Off Balance Sheet Transactions - Schedule of Different Off Balance Sheet Transactions (Detail) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial investments [line items]
Custody of government and private securities and other assets held by third parties		$ 724,968,797	$ 757,383,931
Preferred and other collaterals received from customers	[1]	187,502,326	234,703,412
Securities received guarantee repurchase transactions		68,130,397	68,389,352
Outstanding checks not yet paid		19,943,141	15,796,202
Checks already deposited and pending clearance		16,828,520	21,715,717
Written-off credits		$ 6,501,526	$ 9,724,143

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.